Borrowings - Long-Term Debt, Components (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Borrowings
Long-term debt excluding finance lease obligations	$ 61,718	$ 62,003
Finance lease obligations	296	204
Long-term debt, gross	62,013	62,207
Less: net unamortized discount	875	881
Less: net unamortized debt issuance cost	156	142
Add: fair value adjustment	426	440
Total	61,408	61,624
Less: current maturities	7,053	7,522
Total long-term debt (excluding current portion)	$ 54,355	54,102
Finance lease obligations, interest rate	1.50%
U.S. dollars
Borrowings
Long-term debt, gross	$ 41,218	44,594
Euros
Borrowings
Long-term debt excluding finance lease obligations	$ 18,355	14,306
Debt instrument, weighted-average interest rate (as a percent)	1.10%
Pound sterling
Borrowings
Long-term debt excluding finance lease obligations	$ 411	1,390
Debt instrument, weighted-average interest rate (as a percent)	2.60%
Japanese yen
Borrowings
Long-term debt excluding finance lease obligations	$ 1,409	1,339
Debt instrument, weighted-average interest rate (as a percent)	0.30%
Other
Borrowings
Long-term debt excluding finance lease obligations	$ 324	375
Debt instrument, weighted-average interest rate (as a percent)	3.70%
Maturing 2020 | U.S. dollars
Borrowings
Long-term debt, gross		4,326
Debt instrument, weighted-average interest rate (as a percent)	2.30%
Maturing 2021 | U.S. dollars
Borrowings
Long-term debt, gross	$ 5,499	8,498
Debt instrument, weighted-average interest rate (as a percent)	1.30%
Maturing 2022 | U.S. dollars
Borrowings
Long-term debt, gross	$ 6,233	6,289
Debt instrument, weighted-average interest rate (as a percent)	2.60%
Maturing 2023 | U.S. dollars
Borrowings
Long-term debt, gross	$ 2,395	2,388
Debt instrument, weighted-average interest rate (as a percent)	3.30%
Maturing 2024 | U.S. dollars
Borrowings
Long-term debt, gross	$ 5,029	5,045
Debt instrument, weighted-average interest rate (as a percent)	3.30%
Maturing 2025 | U.S. dollars
Borrowings
Long-term debt, gross	$ 631	636
Debt instrument, weighted-average interest rate (as a percent)	6.80%
Maturing 2026 | U.S. dollars
Borrowings
Long-term debt, gross	$ 4,370	4,350
Debt instrument, weighted-average interest rate (as a percent)	3.30%
Maturing 2027 | U.S. dollars
Borrowings
Long-term debt, gross	$ 2,219	969
Debt instrument, weighted-average interest rate (as a percent)	3.00%
Maturing 2028 | U.S. dollars
Borrowings
Long-term debt, gross	$ 313	313
Debt instrument, weighted-average interest rate (as a percent)	6.50%
Maturing 2029 | U.S. dollars
Borrowings
Long-term debt, gross	$ 3,250	3,250
Debt instrument, weighted-average interest rate (as a percent)	3.50%
Maturing 2030 | U.S. dollars
Borrowings
Long-term debt, gross	$ 1,350
Debt instrument, weighted-average interest rate (as a percent)	2.00%
Maturing 2032 | U.S. dollars
Borrowings
Long-term debt, gross	$ 600	600
Debt instrument, weighted-average interest rate (as a percent)	5.90%
Maturing 2038 | U.S. dollars
Borrowings
Long-term debt, gross	$ 83	83
Debt instrument, weighted-average interest rate (as a percent)	8.00%
Maturing 2039 | U.S. dollars
Borrowings
Long-term debt, gross	$ 2,745	2,745
Debt instrument, weighted-average interest rate (as a percent)	4.50%
Maturing 2040 | U.S. dollars
Borrowings
Long-term debt, gross	$ 650
Debt instrument, weighted-average interest rate (as a percent)	2.90%
Maturing 2042 | U.S. dollars
Borrowings
Long-term debt, gross	$ 1,107	1,107
Debt instrument, weighted-average interest rate (as a percent)	4.00%
Maturing 2045 | U.S. dollars
Borrowings
Long-term debt, gross	$ 27	27
Debt instrument, weighted-average interest rate (as a percent)	7.00%
Maturing 2046 | U.S. dollars
Borrowings
Long-term debt, gross	$ 650	650
Debt instrument, weighted-average interest rate (as a percent)	4.70%
Maturing 2049 | U.S. dollars
Borrowings
Long-term debt, gross	$ 3,000	3,000
Debt instrument, weighted-average interest rate (as a percent)	4.30%
Maturing 2050 | U.S. dollars
Borrowings
Long-term debt, gross	$ 750
Debt instrument, weighted-average interest rate (as a percent)	3.00%
Maturing 2096 | U.S. dollars
Borrowings
Long-term debt, gross	$ 316	$ 316
Debt instrument, weighted-average interest rate (as a percent)	7.10%